Joint ventures and associates (Tables)	12 Months Ended
Dec. 31, 2022
Interests In Other Entities [Abstract]
Summary of Shell Share of Comprehensive Income of Joint Ventures and Associates

									$ million
	2022					2021			2020
	Joint ventures	Associates		Total	[A]	Joint ventures	Associates	Total	Joint ventures	Associates	Total
Income for the period	2,589	1,383	[A]	3,972	[A]	1,955	2,142	4,097	629	1,154	1,783
Other comprehensive income/(loss) for the period	21	—		21		(106)	—	(106)	76	1	77
Comprehensive income for the period	2,610	1,383		3,993		1,849	2,142	3,991	705	1,155	1,860
[A]Includes an impairment charge of $1,614 million related to Sakhalin-2. (See Note 6).

Summary of Carrying Amount of Interests in Joint Ventures and Associates

	$ million
	Dec 31, 2022			Dec 31, 2021
	Joint ventures	Associates	Total	Joint ventures	Associates	Total
Net assets	17,056	6,808	23,864	15,767	7,648	23,415

Summary of Transactions with Joint Ventures and Associates

	$ million
	2022 [A]	2021 [A]	2020
Sales and charges to joint ventures and associates	12,230	8,509	5,426
Purchases and charges from joint ventures and associates	22,286	13,584	8,262
[A]Includes 29% (2021: 26%) of sales and 16% (2021: 16%) purchases in transactions with one joint venture operating in the oil trading business.

Summary of Other Arrangements in Respect of Joint Ventures and Associates

	$ million
	Dec 31, 2022	Dec 31, 2021
Commitments to make purchases from joint ventures and associates [A]	1,234	1,437
Commitments to provide debt or equity funding to joint ventures and associates	567	533
[A]Commitments to make purchases from joint ventures and associates mainly relate to contracts associated with LNG processing fees and transportation capacity. Shell has other purchase obligations related to joint ventures and associates that are not fixed or determinable and are principally intended to be resold in a short period of time through sales agreements with third parties. These include long-term LNG and natural gas purchase commitments and commitments to purchase refined products or crude oil at market prices. Shell has stopped all spot purchases of Russian crude, LNG, and of cargoes of refined products directly exported from Russia. (See Note 6).